BASIS OF PRESENTATION	6 Months Ended
Dec. 04, 2012
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
NOTE A – BASIS OF PRESENTATION

Ruby Tuesday, Inc., including its wholly-owned subsidiaries ("RTI," the "Company," "we," and/or "our"), owns and operates Ruby Tuesday®, Lime Fresh Mexican Grill® ("Lime Fresh"), Marlin & Ray's™, and Wok Hay® casual dining restaurants. We also operate Truffles® restaurants pursuant to a license agreement and franchise the Ruby Tuesday, Lime Fresh, and Wok Hay concepts in selected domestic and international markets. The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring entries) considered necessary for a fair presentation have been included. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Operating results for the 13- and 26-week periods ended December 4, 2012 are not necessarily indicative of results that may be expected for the 52-week year ending June 4, 2013.

The condensed consolidated balance sheet at June 5, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements.

For further information, refer to the consolidated financial statements and footnotes thereto included in RTI's Annual Report on Form 10-K for the fiscal year ended June 5, 2012.

Immaterial Reclassifications and Corrections of Prior Period Condensed Consolidated Statement of Operations and Comprehensive (Loss)/Income

As shown in the tables below, we made the following reclassifications and/or corrections to our Condensed Consolidated Statement of Operations and Comprehensive (Loss)/Income for the 13 and 26 weeks ended November 29, 2011 (in thousands):

•	reclassified certain non-restaurant related sales from Restaurant sales and operating revenue to Selling, general, and administrative, net;
•
reclassified and/or corrected certain employee fringe benefit and payroll tax expenses for corporate employees and field executives from Payroll and related costs, which is intended to capture payroll and related expenses for restaurant level employees, to Selling, general and administrative, net. Salaries and wages for these employees were already captured within the Selling, general and administrative, net caption;

•	reclassified certain expenses not directly related to restaurant operations from Other restaurant operating costs to Selling, general and administrative, net; and
•	corrected amortization expense of debt issuance costs and fees relating to our revolving credit facility from Other restaurant operating costs to Interest expense, net.

	As presented - Thirteen weeks ended November 29, 2011	Reclassifications and Corrections	As adjusted - Thirteen weeks ended November 29, 2011
Restaurant sales and operating revenue	$ 306,203	$ (48)	$ 306,155
Payroll and related costs	107,777	(1,963)	105,814
Other restaurant operating costs	65,429	(628)	64,801
Selling, general and administrative, net	23,386	2,024	25,410
Interest expense, net	3,979	519	4,498
Loss before income taxes	(1,747)	0	(1,747)

	As presented - Twenty-six weeks ended November 29, 2011	Reclassifications and Corrections	As adjusted - Twenty-six weeks ended November 29, 2011
Restaurant sales and operating revenue	$ 635,057	$ (48)	$ 635,009
Payroll and related costs	220,764	(4,089)	216,675
Other restaurant operating costs	134,084	(546)	133,538
Selling, general and administrative, net	50,162	3,635	53,797
Interest expense, net	7,943	952	8,895
Income before income taxes	1,910	0	1,910

We made these reclassifications and corrections as we believe that reporting these amounts as shown above will more accurately reflect the nature of the expenses in our Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income and are necessary to conform to the current period presentation and GAAP. We have determined the reclassifications and corrections made to the prior period Condensed Consolidated Statement of Operations and Comprehensive (Loss)/Income in previous filings to be immaterial.